Organization and Nature of Operations (Details) - Schedule of Operating Subsidiaries	6 Months Ended
Sep. 30, 2023
Happiness (Fuzhou) E-commerce Co., Ltd (“ Happiness Fuzhou”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	June 1, 2018
Place of Incorporation	PRC
Registered Capital	US$ 10,000,000
% of Ownership	100% by Happiness Hong Kong
Principal Activities	Investment
Happiness (Shunchang) E-commerce Co. Ltd (“Happiness Shunchang”) [Membe]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	July 11, 2023
Place of Incorporation	PRC
Registered Capital	RMB 500,000
% of Ownership	100% by Happiness Hong Kong
Principal Activities	Investment
Fuzhou Happiness Enterprise Management Consulting Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Happiness Shunchang
Principal Activities	Management and consulting service
Taochejun (Hainan) New Energy Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	June 15, 2021
Place of Incorporation	PRC
Registered Capital	RMB 10,000,000
% of Ownership	100% by Fujian Taochejun
Principal Activities	Automobile sales, online sales, car rental service
Taochejun (Fujian) automobiles Co., ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	April 27, 2021
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	61% by Happiness Shunchang
Principal Activities	Automobile sales
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	November 19, 2004	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 100,000,000	[1]
% of Ownership	100% by Nanping Happiness	[1]
Principal Activities	Research, development, production and selling of nutraceutical and dietary supplements	[1]
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	April 15, 2020	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 10,000,000	[1]
% of Ownership	51% by Fujian Happiness	[1]
Principal Activities	Selling of medical equipment	[1]
Shunchang Happiness comes Health Products Co., Ltd.[Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 19, 1998	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 2,000,000	[1]
% of Ownership	100% by Fujian Happiness	[1]
Principal Activities	Research, development, production and selling of edible fungi	[1]
Fujian Shennongjiagu Development Co., Ltd.(“Shennong”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	December 10, 2012	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 51,110,000	[1]
% of Ownership	70% by Fujian Happiness	[1]
Principal Activities	Advertising service, online sales, food sales, data service, information consulting service	[1]
Fuzhou Hekangyuan Trading Co., Ltd. (“Hekangyuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	October 13, 2017	[1]
Place of Incorporation	PRC	[1]
Registered Capital	RMB 10,000,000	[1]
% of Ownership	100% by Fujian Happiness	[1]
Principal Activities	Advertising service, online sales, food sales, commodity sales, information consulting service	[1]
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	July 16, 2020	[2]
Place of Incorporation	PRC	[2]
Registered Capital	RMB 30,000,000	[2]
% of Ownership	100% by Nanping Happiness	[2]
Principal Activities	Advertising service, online sales	[2]
Fujian Happy Studio Network Technology Co. LTD [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	August 10, 2020	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 10,000,000	[3]
% of Ownership	51% by Happy Buy	[3]
Principal Activities	Advertising service	[3]
Shunchang Haiwushuo Brand Management Co., Ltd. (“Shunchang Haiwushuo”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	September 2, 2021	[3]
Place of Incorporation	PRC	[3]
Registered Capital	RMB 1,000,000	[3]
% of Ownership	51% by Happy Buy	[3]
Principal Activities	Advertising service, online sales	[3]
Taochejun (Hangzhou) New Energy Technology Co., Ltd. (“Hangzhou Taochejun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	July 12, 2021	[4]
Place of Incorporation	PRC	[4]
Registered Capital	RMB 10,000,000	[4]
% of Ownership	100% by Fujian Taochejun	[4]
Principal Activities	Technology service, automobile sales	[4]
Sichuan Taochejun New Energy Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	July 13, 2021	[4]
Place of Incorporation	PRC	[4]
Registered Capital	RMB 10,000,000	[4]
% of Ownership	100% by Fujian Taochejun	[4]
Principal Activities	Automobile sales.	[4]

[1]	On July 18, 2023, the Company transferred the 100% of the equity interests of Fujian Happiness and its subsidiaries to a third party by the strategic decision.
[2]	On September 1, 2023, the Company transferred the 100% of the equity interests of Happy Buy to a third party due to the business optimization.
[3]	Happy Studio network and Shunchang Haiwushuo were focus on the online store operation. In May 2023, the Company disposed them to a third party.
[4]	During the six months ended September 30, 2023, the Company closed 2 subsidiaries to optimize the Company’s structure on online store business.